Statements of Stockholder's Equity (Deficit) (USD $)	Common Stock	Shares Subscribed	Additional Paid-In Capital	Accumulated Deficit	Accumulated Comprehensive Loss	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 1,293,875		$ 852,533	$ (2,503,377)	$ (39,332)	$ (396,301)
Beginning Balance, Shares at Dec. 31, 2011	11,751,912
Fair value of vested options issued			3,812			3,812
Common stock issued for services at $0.15, Amount	70,500					70,500
Common stock issued for services at $0.15, Shares	470,000
Shares subscribed, not issued		30,000				30,000
Net income for the year				95,003		95,003
Ending Balance, Amount at Dec. 31, 2012	1,364,375	30,000	856,345	(2,408,374)	(39,332)	(196,986)
Ending Balance, Shares at Dec. 31, 2012	12,221,912
Shares subscribed, not issued		67,500				67,500
Net income for the year				116,407		116,407
Ending Balance, Amount at Dec. 31, 2013	1,364,375	97,500	856,345	(2,291,967)	(39,332)	(13,079)
Ending Balance, Shares at Dec. 31, 2013	12,221,912
Common stock issued for services at $0.08, Amount	2,000					2,000
Common stock issued for services at $0.08, Shares	25,000
Common stock cancelled, Amount	(1)					(1)
Common stock cancelled, Shares	(139,412)
Common stock issued at $0.25, Amount	42,500	(42,500)
Common stock issued at $0.25,Shares	170,000
Shares subscriptions returned unissued		(55,000)				(55,000)
Net income for the year				121,437		121,437
Ending Balance, Amount at Dec. 31, 2014	$ 1,408,874		$ 856,345	$ (2,170,530)	$ (39,332)	$ 55,357
Ending Balance, Shares at Dec. 31, 2014	12,277,500